Summary of Significant Accounting Policies - Consolidated Statements of Stockholder's Equity (Detail) (USD $) In Thousands, unless otherwise specified	24 Months Ended	33 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2010	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]		Dec. 31, 2010 As Previously Reported [Member]	Dec. 31, 2009 As Previously Reported [Member]	Sep. 30, 2012 Adjustment [Member]	Dec. 31, 2011 Adjustment [Member]		Dec. 31, 2010 Adjustment [Member]		Dec. 31, 2008 Adjustment [Member]		Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member] As Previously Reported [Member]	Dec. 31, 2011 Common Stock [Member] As Previously Reported [Member]	Dec. 31, 2010 Common Stock [Member] As Previously Reported [Member]	Dec. 31, 2009 Common Stock [Member] As Previously Reported [Member]	Dec. 31, 2012 Additional Paid-in Capital [Member]	Sep. 30, 2012 Additional Paid-in Capital [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member]	Sep. 30, 2012 Additional Paid-in Capital [Member] As Previously Reported [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member] As Previously Reported [Member]	Dec. 31, 2010 Additional Paid-in Capital [Member] As Previously Reported [Member]	Dec. 31, 2009 Additional Paid-in Capital [Member] As Previously Reported [Member]	Sep. 30, 2012 Additional Paid-in Capital [Member] Adjustment [Member]	Dec. 31, 2011 Additional Paid-in Capital [Member] Adjustment [Member]		Dec. 31, 2010 Additional Paid-in Capital [Member] Adjustment [Member]		Dec. 31, 2012 Retained Earnings [Member]	Sep. 30, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2010 Retained Earnings [Member]	Dec. 31, 2009 Retained Earnings [Member]	Sep. 30, 2012 Retained Earnings [Member] As Previously Reported [Member]	Dec. 31, 2011 Retained Earnings [Member] As Previously Reported [Member]	Dec. 31, 2010 Retained Earnings [Member] As Previously Reported [Member]	Dec. 31, 2009 Retained Earnings [Member] As Previously Reported [Member]	Sep. 30, 2012 Retained Earnings [Member] Adjustment [Member]	Dec. 31, 2011 Retained Earnings [Member] Adjustment [Member]		Dec. 31, 2010 Retained Earnings [Member] Adjustment [Member]		Dec. 31, 2008 Retained Earnings [Member] Adjustment [Member]		Dec. 31, 2012 Treasury Stock [Member]	Sep. 30, 2012 Treasury Stock [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2010 Treasury Stock [Member]	Dec. 31, 2009 Treasury Stock [Member]	Sep. 30, 2012 Treasury Stock [Member] As Previously Reported [Member]	Dec. 31, 2011 Treasury Stock [Member] As Previously Reported [Member]	Dec. 31, 2010 Treasury Stock [Member] As Previously Reported [Member]	Dec. 31, 2009 Treasury Stock [Member] As Previously Reported [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Sep. 30, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]	Dec. 31, 2010 Noncontrolling Interest [Member]	Dec. 31, 2009 Noncontrolling Interest [Member]	Sep. 30, 2012 Noncontrolling Interest [Member] As Previously Reported [Member]	Dec. 31, 2011 Noncontrolling Interest [Member] As Previously Reported [Member]	Dec. 31, 2010 Noncontrolling Interest [Member] As Previously Reported [Member]	Dec. 31, 2009 Noncontrolling Interest [Member] As Previously Reported [Member]	Sep. 30, 2012 Noncontrolling Interest [Member] Adjustment [Member]
Quantifying misstatement in current year statements of stockholder's equity
Beginning Balance	$ 328,434	$ 328,434	$ 523,259	$ 476,438	$ 471,785	$ 459,676	$ 361,228	$ 500,019	$ 481,832	$ 467,821	$ 447,455	[1]	$ 374,110	$ 329,127	$ (9,925)	$ (8,086)	[1],[2],[3]	$ (12,882)	[4],[5]	$ (693)	[6]	$ 458	$ 452	$ 406	$ 401	$ 395	$ 452	$ 406	$ 401	$ 395	$ 263,646	$ 255,672	$ 227,800	$ 219,240	$ 213,337	$ 264,329	$ 236,192	$ 230,362	$ 213,337	$ (8,657)	$ (8,392)	[2],[3]	$ (11,122)	[4],[5]	$ 181,378	$ 204,525	$ 193,589	$ 137,629	$ 123,254	$ 205,868	$ 193,283	$ 139,389	$ 123,947	$ (1,343)	$ 306	[2],[3]	$ (1,760)	[4],[5]	$ (693)	[6]	$ (66,145)	$ (66,145)	$ (66,104)	$ (65,543)	$ (65,383)	$ (66,145)	$ (66,104)	$ (65,543)	$ (65,383)	$ 97,101	$ 95,590	$ 83,678	$ 69,501	$ 56,831	$ 95,515	$ 83,678	$ 69,501	$ 56,831	$ 75
Ending Balance	439,369 [1]	490,094	523,259	476,438	471,785	459,676	361,228	500,019	481,832	467,821	447,455	[1]	374,110	329,127	(9,925)	(8,086)	[1],[2],[3]	(12,882)	[4],[5]	(693)	[6]	458	452	406	401	395	452	406	401	395	263,646	255,672	227,800	219,240	213,337	264,329	236,192	230,362	213,337	(8,657)	(8,392)	[2],[3]	(11,122)	[4],[5]	181,378	204,525	193,589	137,629	123,254	205,868	193,283	139,389	123,947	(1,343)	306	[2],[3]	(1,760)	[4],[5]	(693)	[6]	(66,145)	(66,145)	(66,104)	(65,543)	(65,383)	(66,145)	(66,104)	(65,543)	(65,383)	97,101	95,590	83,678	69,501	56,831	95,515	83,678	69,501	56,831	75
Common Shares Issued																							45,181	40,625	40,103	39,495	45,181	40,625	40,103	39,495
Exploration Expenses adjusted in retained earnings	$ 2,523	$ 3,823

[1]	Relates to reclassification of the Warrants as described in (d) above plus the impact of retained earnings described in (e) above.
[2]	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability of $11,122 thousand offset by an error recorded in 2011 for $2,730 thousand for the reversal of the original fair value of certain Warrants that did not qualify for equity classification.
[3]	The adjustment to retained earnings relates to (a) net increase in 2010 and 2011 expense related to exploration expense of $2,523 thousand that was erroneously capitalized as oil and gas properties rather than expensed as exploration expense (includes consideration of reclassification between exploration expense and impairment of oil and gas properties), (b) net increase in unrealized gain on warrant derivatives of $10,130 thousand for cumulative 2010 and 2011, (c) net increase in interest expense of $2,921 thousand cumulative for 2010 and 2011, (d) net increase in loss on extinguishment of debt of $3,450 thousand for 2011, (e) net increase in income tax expense of $237 thousand for income taxes improperly classified as interest expense, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized rather than expensed prior to January 1, 2010.
[4]	The adjustment to additional paid-in capital relates to the reclassification of the Warrants from equity to warrant derivative liability.
[5]	The adjustment to retained earnings relates to (a) lease maintenance costs of $313 thousand that were erroneously capitalized as oil and gas properties rather than expensed as exploration expense, (b) the reduction in the fair value of the Warrants for the year ended December 31, 2010 of $344 thousand, additional amortization of debt of $1,098 thousand resulting from the increased discount allocated to the debt, offset by a reduction to retained earnings of $693 thousand prior to January 1, 2010 for adjustments to leasehold maintenance costs that were improperly capitalized as oil and gas properties rather than expensed to exploration expense prior to January 1, 2010.
[6]	Relates to lease maintenance costs that were erroneously capitalized as oil and gas properties rather than expensed prior to January 1, 2010 (the "Beginning Retained Earnings Adjustment").